Derivative Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Derivative [Line Items]
Derivative weighted average fixed interest rate	2.30%
Weighted average remaining life of contracts	3 months 18 days
Interest rate swap contracts
Derivative [Line Items]
Interest rate swap contracts included in Accounts Payable	$ 0.1
Interest rate swap contracts included in Accounts Receivable		$ 0.3
Interest rate swap contracts | Derivatives not accounted for as hedges
Derivative [Line Items]
Notional amount of derivatives	$ 25.0	$ 75.0